Nature of Business and Organization - Schedule of Consolidated Financial Statements (Details)	12 Months Ended
Sep. 30, 2025
JM Group Limited (the “Company” or “JM Group”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Ownership percentage
Background	May 27, 2024
Principal activities	Investment holding
Background	A BVI company
JM Manufacturing (HK) Limited (“JM Manufacturing”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Ownership percentage	100.00%
Background	Jun. 17, 2016
Principal activities	Engaged in the sourcing and trading of toys, gifts, household products, and other products
Background	A Hong Kong company